As filed with the U.S. Securities and Exchange Commission on June 1, 2011

Securities Act File No. 333-56203

Investment Company Act File No. 811-08797

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 66

(Check appropriate box or boxes)

BlackRock International Fund of BlackRock

Series, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock International Fund of BlackRock Series, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

BlackRock Master LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on June 1, 2011.

BLACKROCK INTERNATIONAL FUND OF BLACKROCK SERIES, INC.
(Registrant)

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	June 1, 2011

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 1, 2011

DAVID O. BEIM* (David O. Beim)	Director

RONALD W. FORBES* (Ronald W. Forbes)	Director

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Director

RODNEY D. JOHNSON* (Rodney D. Johnson)	Director

HERBERT I. LONDON* (Herbert I. London)	Director

CYNTHIA A. MONTGOMERY*	Director

(Cynthia A. Montgomery)

	JOSEPH P. PLATT* (Joseph P. Platt)	Director

	ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Director

	TOBY ROSENBLATT* (Toby Rosenblatt)	Director

	KENNETH L. URISH* (Kenneth L. Urish)	Director

	FREDERICK W. WINTER* (Frederick W. Winter)	Director

	RICHARD S. DAVIS* (Richard S. Davis)	Director

	HENRY GABBAY* (Henry Gabbay)	Director

*By:	/S/ BEN ARCHIBALD (Ben Archibald, Attorney-In-Fact)		June 1, 2011

SIGNATURES

BlackRock Master LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock International Fund of BlackRock Series, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on June 1, 2011.

BLACKROCK MASTER LLC

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski,
(President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock International Fund of BlackRock Series, Inc. has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	June 1, 2011

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 1, 2011

DAVID O. BEIM* (David O. Beim)	Director

RONALD W. FORBES* (Ronald W. Forbes)	Director

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Director

RODNEY D. JOHNSON* (Rodney D. Johnson)	Director

HERBERT I. LONDON* (Herbert I. London)	Director

	CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

	JOSEPH P. PLATT* (Joseph P. Platt)	Director

	ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Director

	TOBY ROSENBLATT* (Toby Rosenblatt)	Director

	KENNETH L. URISH* (Kenneth L. Urish)	Director

	FREDERICK W. WINTER* (Frederick W. Winter)	Director

	RICHARD S. DAVIS* (Richard S. Davis)	Director

	HENRY GABBAY* (Henry Gabbay)	Director

*By:	/S/ BEN ARCHIBALD (Ben Archibald, Attorney-In-Fact)		June 1, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase